ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I	12 Months Ended
Dec. 31, 2019
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

360 FINANCE, INC.

ADDITIONAL INFORMATION - FINANCAL STATEMENT SCHEDULE I

Under PRC regulations, foreign-invested companies in China may pay dividends only out of their accumulated profits, if any, determined in accordance with PRC accounting standards and regulations. The Company’s PRC subsidiaries and VIEs are required to set aside at least 10% of their respective accumulated profits each year, if any, to fund general reserve funds unless such reserve funds have reached 50% of its respective registered capital. These reserves are not distributable in the form of cash dividends to the Company. In addition, the share capital of the Company’s PRC subsidiaries and VIEs are considered restricted due to restrictions on the distribution of share capital.

The following Schedule I has been provided pursuant to the requirements of Rules 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited combined and consolidated financial statements have been presented as the restricted net assets of the Company’s PRC subsidiaries and VIEs which may not be transferred to the Company in the forms of loans, advances or cash dividends without the consent of PRC government authorities as of December 31, 2019, was more than 25% of the Company’s combined and consolidated net assets as of December 31, 2019.

CONDENSED BALANCE SHEETS

(Amounts in thousands of Renminbi (“RMB”) and U.S. dollars (“USD”))

	2018	2019	2019
	RMB	RMB	USD
ASSETS
Cash and cash equivalents	336,154	6,905	992
Amount due from subsidiaries	1,363,117	1,659,444	238,364
Investments in subsidiaries and VIEs	2,766,538	5,566,790	799,618
TOTAL ASSETS	4,465,809	7,233,139	1,038,974
LIABILITIES AND EQUITY
LIABILITIES
Accrued expenses and other current liabilities	11,632	5,582	802
Amount due to subsidiaries	13,981	14,115	2,027
TOTAL LIABILITIES	25,613	19,697	2,829
EQUITY
Ordinary shares ( $0.00001 par value; 5,000,000,000 shares authorized,287,652,707 shares issued and outstanding as of December 31, 2018 , and 302,707,339 shares issued and 293,420,800 shares outstanding as of December 31, 2019, respectively)	20	20	3
Additional paid-in capital	4,866,756	5,117,184	735,037
Accumulated (deficit)/ Retained earnings	(430,263)	2,071,332	297,528
Other comprehensive income	3,683	24,906	3,577
TOTAL EQUITY	4,440,196	7,213,442	1,036,145
TOTAL LIABILITIES AND EQUITY	4,465,809	7,233,139	1,038,974

360 FINANCE, INC.

ADDITIONAL INFORMATION - FINANCAL STATEMENT SCHEDULE I

CONDENSED STATEMENTS OF OPERATIONS

(Amounts in thousands of Renminbi (“RMB”) and U.S. dollars (“USD”))

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2018	2019	2019
	RMB	RMB	USD
Operating costs and expenses	(10,367)	(12,922)	(1,856)
Interest income	187	712	102
Foreign exchange losses	(11,518)	(491)	(71)
Other income, net	—	453	65
Net loss before taxes and income from equity in subsidiaries and VIEs	(21,698)	(12,248)	(1,760)
Equity in earnings of subsidiaries and VIEs	1,215,009	2,513,843	361,092
Net income before taxes	1,193,311	2,501,595	359,332
Income tax expenses	—	—	—
Net income attributable to shareholders of the Company	1,193,311	2,501,595	359,332
Deemed dividend	(3,097,733)	—	—
Net (loss) income attributable to ordinary shareholders of the Company	(1,904,422)	2,501,595	359,332

360 FINANCE, INC.

ADDITIONAL INFORMATION - FINANCAL STATEMENT SCHEDULE I

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS

(Amounts in thousands of Renminbi (“RMB”) and U.S. dollars (“USD”))

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2018	2019	2019
	RMB	RMB	USD
Net income attributable to shareholders of the Company	1,193,311	2,501,595	359,332
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustment	3,683	21,223	3,048
Other comprehensive income	3,683	21,223	3,048
Total comprehensive income	1,196,994	2,522,818	362,380
Deemed dividend	(3,097,733)	—	—
Comprehensive (loss) income attributable to ordinary shareholders	(1,900,739)	2,522,818	362,380

360 FINANCE, INC.

CONDENSED STATEMENTS OF CASH FLOWS

ADDITIONAL INFORMATION - FINANCAL STATEMENT SCHEDULE I

(Amounts in thousands of Renminbi (“RMB”) and U.S. dollars (“USD”))

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2018	2019	2019
	RMB	RMB	USD
Cash Flows from Operating Activities:
Net income attributable to shareholders of the Company	1,193,311	2,501,595	359,332
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings of subsidiaries and VIEs	(1,215,009)	(2,513,843)	(361,092)
Changes in operating assets and liabilities
Accrued expenses and other current liabilities	8,559	(3,070)	(441)
Amounts due from subsidiaries	(1,346,627)	(276,960)	(39,783)
Net cash used in operating activities	(1,359,766)	(292,278)	(41,984)
Cash Flows from Investing Activities:
Investments in subsidiaries	—	(35,652)	(5,121)
Net cash used in Investing Activities	—	(35,652)	(5,121)
Cash Flows from Financing Activities:
Proceeds from issuance of ordinary share upon IPO	327,236	—	—
Payment of IPO costs	(12,100)	(3,080)	(442)
Proceeds from series B convertible redeemable preferred shares	1,393,812	—	—
Net cash provided by (used in) financing activities	1,708,948	(3,080)	(442)
Effect of foreign exchange rate changes	(13,028)	1,761	253
Net increase (decrease) in cash and cash equivalents	336,154	(329,249)	(47,294)
Cash, cash equivalents, and restricted cash, beginning of year	—	336,154	48,286
Cash, cash equivalents, and restricted cash, end of year	336,154	6,905	992

Notes to condensed financial statements

1.	360 Finance, Inc. was founded in April 2018 in Cayman Islands. The condensed full year result of the Company has been prepared assuming the Reorganization (see Note 1 in the combined and consolidated financial statements) was in effect from January 1, 2018.
2.	The condensed financial statements of 360 Finance, Inc. have been prepared using the same accounting policies as set out in the combined and consolidated financial statements except that the equity method has been used to account for investments in subsidiaries and VIEs. Such investment in subsidiaries and VIEs are presented on the balance sheets as interests in subsidiaries and VIEs and the profit of the subsidiaries and VIEs is presented as equity in profit of subsidiaries and VIEs on the statement of operations.
3.	As of December 31, 2018 and 2019, there were no material contingencies, significant provisions of long-term obligations of the Company, except for those which have been separately disclosed in the consolidated financial statements.
4.	Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosure certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying Combined and Consolidated Financial Statements.